UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09067

Kirr, Marbach Partners Funds, Inc.
(Exact name of registrant as specified in charter)

621 Washington Street
Columbus, Indiana 47201
(Address of principal executive offices) (Zip code)

Mark D. Foster
Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, Indiana 47201
(Name and address of agent for service)

(812) 376-9444
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2011

Date of reporting period:  December 31, 2010

Item 1. Schedule of Investments.

K I R R , M A R B A C H P A R T N E R S
V A L U E F U N D

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (UNAUDITED)

Number			Number
of Shares		Value	of Shares			Value

	COMMON STOCKS - 93.4%				Technology - 13.7%
			31,370		Cognizant Technology Solutions Corp. - Class A*	$2,299,107
	Basic Materials - 11.5%		45,280		eBay, Inc.*	1,260,143
22,649	Lubrizol Corp.	$2,420,725	35,795		Intel Corp.	752,769
36,190	LyondellBasell Industries NV - Class A* - f	1,244,936	38,275		Microsoft Corp.	1,068,638
93,715	Solutia, Inc.*	2,162,942	62,790		NCR Corp.*	965,082
		5,828,603	54,785		TriQuint Semiconductor, Inc.*	640,437
						6,986,176
	Communications - 9.2%
40,575	Amdocs Ltd.*	1,114,595			TOTAL COMMON STOCKS (Cost $33,611,311)	47,525,234
22,974	Harris Corp.	1,040,722
18,650	Liberty Media-Starz Corp. - Class A*	1,239,852			SHORT TERM INVESTMENT - 0.1%
19,370	Time Warner Cable, Inc. - Class A	1,279,001	Principal
		4,674,170	Amount		Variable Rate Demand Note** - 0.1%
			$50,000		American Family, 0.10%	50,000
	Consumer Cyclical - 14.6%
39,990	Ascent Media Corp. - Class A*	1,550,013			TOTAL SHORT TERM INVESTMENT (Cost $50,000)	50,000
4,350	AutoZone, Inc.*	1,185,767
38,090	Coach, Inc.	2,106,758			Total Investments (Cost $33,661,311) - 93.5%	47,575,234
23,690	Dollar Tree, Inc.*	1,328,535
30,240	Express, Inc.	568,512			Other Assets and Liabilities, Net - 6.5%	3,283,530
30,745	GameStop Corp. - Class A*	703,446
		7,443,031			TOTAL NET ASSETS - 100.0%	$50,858,764

	Consumer Non Cyclical - 3.5%		*	-	Non-income producing security.
20,935	Covidien PLC - f	955,892	**	-	Rate in effect as of December 31, 2010.
25,655	Rent-A-Center, Inc.	828,143	ADR	-	American Depository Receipt.
		1,784,035	f	-	Foreign security.

	Energy - 8.4%
33,515	Energy Partners Ltd. *	498,033
21,340	Ensco PLC - ADR - f	1,139,129
69,496	Rosetta Resources, Inc.*	2,615,830
		4,252,992

	Financial - 9.0%
5,544	Capital Southwest Corp.	575,467
69,395	Janus Capital Group, Inc.	900,053
26,475	Loews Corp.	1,030,142
2,082	Markel Corp.*	787,267
17,340	Portfolio Recovery Associates, Inc.*	1,303,968
		4,596,897

	Industrial - 23.5%
38,435	Aecom Technology Corp.*	1,075,027
28,310	Atlas Air Worldwide Holdings, Inc.*	1,580,547
19,598	Canadian Pacific Railway Ltd. - f	1,270,146
48,200	EMCOR Group, Inc.*	1,396,836
32,790	EnerSys*	1,053,215
44,330	KBR, Inc.	1,350,735
62,254	Titan International, Inc.	1,216,443
24,695	Tyco International Ltd. - f	1,023,361
32,710	WABCO Holdings, Inc.*	1,993,020
		11,959,330

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

Kirr, Marbach
Partners Value Fund

Cost of investments	$33,661,311
Gross unrealized appreciation	14,631,956
Gross unrealized depreciation	(718,033)
Net unrealized appreciation / (depreciation)	$13,913,923

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techinque. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value.  Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2010, the fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$47,525,234	$–	$–	$47,525,234
Short-Term Investments	–	50,000	–	50,000
Total Investments	$47,525,234	$50,000	$–	$47,575,234

Transfers between levels are recognized at the end of the reporting period. During the period ended December 31, 2010, the fund recognized no significant transfers to/from Level 1 or Level 2.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kirr, Marbach Partners Funds, Inc.

By (Signature and Title) /s/ Mark Foster
                                                 Mark Foster, President

Date  February 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark Foster
                                                    Mark Foster, President

Date  February 18, 2011

By (Signature and Title)* /s/ Mickey Kim
Mickey Kim, Treasurer

Date  February 18, 2011